Consolidated statements of cash flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,759	$ 2,236	$ 3,228
Adjustments to net income:
Depreciation	957	904	865
Amortization of acquisition-related intangibles	342	111	48
Stock-based compensation	263	269	190
Gain on sales of assets and divestiture	0	(5)	(144)
Deferred income taxes	65	(119)	(188)
Gain on transfer of Japan substitutional pension	(144)	0	0
Increase (decrease) from changes in:
Accounts receivable	311	112	(231)
Inventories	5	(17)	(304)
Prepaid expenses and other current assets	227	(29)	(8)
Accounts payable and accrued expenses	99	2	57
Accrued compensation	(82)	(77)	246
Income taxes payable	(229)	(85)	(19)
Changes in funded status of retirement plans	(198)	(7)	26
Other	39	(39)	54
Cash flows from operating activities	3,414	3,256	3,820
Cash flows from investing activities:
Additions to property, plant and equipment	(495)	(816)	(1,199)
Proceeds from insurance recovery, asset sales and divestiture	0	16	148
Purchases of short-term investments	(2,802)	(3,653)	(2,510)
Proceeds from short-term investments	2,198	3,555	2,564
Purchases of long-term investments	(1)	(6)	(8)
Proceeds from long-term investments	61	157	147
Business acquisitions, net of cash acquired	0	(5,425)	(199)
Cash flows from investing activities	(1,039)	(6,172)	(1,057)
Cash flows from financing activities:
Proceeds from issuance of long-term debt and commercial paper borrowings	1,492	4,697	0
Repayment of debt and commercial paper borrowings	(1,375)	(200)	0
Dividends paid	(819)	(644)	(592)
Stock repurchases	(1,800)	(1,973)	(2,454)
Proceeds from common stock transactions	523	690	407
Excess tax benefit from share-based payments	38	31	13
Other	(10)	(12)	0
Cash flows from financing activities	(1,951)	2,589	(2,626)
Net change in cash and cash equivalents	424	(327)	137
Cash and cash equivalents at beginning of year	992	1,319	1,182
Cash and cash equivalents at end of year	$ 1,416	$ 992	$ 1,319